Pension Plans And Other Post-Retirement Benefits (Tables)	12 Months Ended
Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Schedule Of Benefit Payments Of Expected Future Service

		Other
	Pension	Post-retirement
	Benefits	Benefits
Years:
2012	$9,933	$1,605
2013	10,692	1,797
2014	11,520	2,069
2015	12,302	2,275
2016	13,110	2,520
2017 - 2021	79,950	15,761

Schedule Of Changes In Benefit Obligation And Fair Value Of Plan Assets

			Other
	Pension Benefits		Post-retirement Benefits
	2011	2010	2011	2010
Change in benefit obligation:
Benefit obligation at January 1,	$234,891	$217,837	$47,772	$41,477
Service cost	4,626	4,527	1,236	1,130
Interest cost	13,547	12,857	2,761	2,442
Actuarial loss	22,503	10,927	3,925	3,595
Plan participants' contributions	-	-	219	173
Benefits paid	(8,958)	(12,145)	(1,227)	(1,045)
Plan amendments	416	630	-	-
Curtailments	(1,057)	-	-	-
Settlements	-	258	-	-
	265,968	234,891	54,686	47,772
Less discontinued operations	28,881	25,432	4,497	3,816
Benefit obligation at December 31,	237,087	209,459	50,189	43,956

Change in plan assets:
Fair value of plan assets at January 1,	159,151	138,599	29,673	26,524
Actual return on plan assets	(1,903)	19,565	554	2,652
Employer contributions	17,329	13,132	1,825	1,351
Benefits paid	(8,958)	(12,145)	(994)	(854)
	165,619	159,151	31,058	29,673
Less discontinued operations	16,707	13,627	2,927	2,934
Fair value of plan assets at December 31,	148,912	145,524	28,131	26,739

Funded status of plan:
Net amount recognized at December 31,	$88,175	$63,935	$22,058	$17,217

Schedule Of Net Liability Recognized On Consolidated Balance Sheets

			Other
	Pension Benefits		Post-retirement Benefits
	2011	2010	2011	2010

Current liability	$(217)	$(242)	$-	$-
Noncurrent liability	(87,958)	(63,693)	(22,058)	(17,217)
Net liability recognized	$(88,175)	$(63,935)	$(22,058)	$(17,217)

Schedule Of Accumulated And Projected Benefit Obligations

	Projected Benefit
	Obligation Exceeds
	the Fair Value of
	Plan Assets
	2011	2010

Projected benefit obligation	$237,087	$209,459
Fair value of plan assets	148,912	145,524

	Accumulated Benefit
	Obligation Exceeds
	the Fair Value of
	Plan Assets
	2011	2010

Accumulated benefit obligation	$209,893	$184,786
Fair value of plan assets	148,912	145,524

Components Of Net Periodic Benefit Costs

					Other
	Pension Benefits			Post-retirement Benefits
	2011	2010	2009	2011	2010	2009

Service cost	$4,626	$4,527	$4,349	$1,236	$1,130	$1,080
Interest cost	13,547	12,857	12,524	2,761	2,442	2,288
Expected return on plan assets	(12,973)	(11,258)	(9,316)	(2,031)	(1,869)	(1,688)
Amortization of transition
obligation (asset)	-	-	(182)	104	104	104
Amortization of prior service cost	198	189	151	(268)	(268)	(279)
Amortization of actuarial loss	4,076	4,408	5,152	836	619	587
Amortization of regulatory asset	-	-	-	137	137	137
Curtailment loss	100	-	-	27	-	-
Settlement loss	-	929	586	-	-	-
Capitalized costs	(3,645)	(3,416)	(2,721)	(700)	(508)	(363)
	5,929	8,236	10,543	2,102	1,787	1,866
Less discontinued operations	1,149	2,167	2,157	197	19	283
Net periodic benefit cost	$4,780	$6,069	$8,386	$1,905	$1,768	$1,583

Schedule Of Net Periodic Benefit Cost Not Yet Recognized

			Other
	Pension Benefits		Post-retirement Benefits
	2011	2010	2011	2010

Net actuarial loss	$91,964	$59,718	$17,883	$13,317
Prior service cost (credit)	1,072	954	(961)	(1,229)
Transition obligation (asset)	-	-	77	208
	93,036	60,672	16,999	12,296
Less discontinued operations	8,475	4,372	1,911	836
Total recognized in regulatory assets	$84,561	$56,300	$15,088	$11,460

Schedule Of Assumptions Related To Pension And Other Postretirement Benefit Plans

			Other
	Pension Benefits		Post-retirement Benefits
	2011	2010	2011	2010
Weighted Average Assumptions Used
to Determine Benefit Obligations
as of December 31,
Discount rate	5.00%	5.75%	5.00%	5.75%
Rate of compensation increase	4.0-4.5%	4.0-4.5%	4.0%	4.0%

Assumed Health Care Cost Trend
Rates Used to Determine Benefit
Obligations as of December 31,
Health care cost trend rate	n/a	n/a	8.5%	9.0%
Rate to which the cost trend is assumed
to decline (the ultimate trend rate)	n/a	n/a	5.0%	5.0%
Year that the rate reaches the ultimate
trend rate	n/a	n/a	2019	2019

Weighted Average Assumptions Used
to Determine Net Periodic Benefit
Costs for Years Ended December 31,
Discount rate	5.75%	5.91%	5.75%	5.91%
Expected return on plan assets	7.75%	8.0%	5.17-7.75%	5.33-8.0%
Rate of compensation increase	4.0- 4.5% 4.0 - 4.5%		4.0%	4.0%

Assumed Health Care Cost Trend
Rates Used to Determine Net Periodic
Benefit Costs for Years Ended December 31,
Health care cost trend rate	n/a	n/a	9.0%	8.0%
Rate to which the cost trend is assumed
to decline (the ultimate trend rate)	n/a	n/a	5.0%	5.0%
Year that the rate reaches the ultimate
trend rate	n/a	n/a	2019	2016

Schedule Of Effect Of One-Percentage-Point Change In Assumed Health Care Cost Trend Rates

	1-Percentage-	1-Percentage-
	Point	Point
	Increase	Decrease
Effect on the health-care component of the
accrued other post-retirement benefit
obligation	$3,303	$(2,828)
Effect on aggregate service and interest cost
components of net periodic post-retirement
health-care benefit cost	$199	$(169)

Schedule Of Changes In The Fair Value For Pension Assets Valued Using Significant Unobservable Inputs

	2011	2010
Balance at January 1,	$-	$1,271
Actual return on plan assets:
Relating to assets still held at the reporting date	-	-
Relating to assets sold during the period	-	7
Purchases, sales, and settlements	-	(1,278)
Transfers to / from level 3	-	-
Balance at December 31,	$-	$-

Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule Of Fair Value Of Plan Assets

Asset Class:	Total	Level 1	Level 2	Level 3
Equity securities (a)
Common stocks	$106,380	$106,380	$-	$-
Mutual funds	3,604	3,604	-	-
Debt securities (b)
U.S. Treasury and government
agency bonds	14,631	-	14,631	-
Corporate and foreign bonds	9,682	-	9,682	-
Mutual funds	15,490	15,490	-	-
Cash (c)	15,832	-	15,832	-
Total pension assets	$165,619	$125,474	$40,145	$-

The fair value of the Company's pension plans' assets at December 31, 2010 by asset class are as follows:

Asset Class:	Total	Level 1	Level 2	Level 3
Equity securities (a)
Common stocks	$100,913	$100,913	$-	$-
Mutual funds	10,746	10,746	-	-
Debt securities (b)
U.S. Treasury and government
agency bonds	12,807	-	12,807	-
Corporate and foreign bonds	11,171	-	11,171	-
Mutual funds	14,045	14,045	-	-
Cash (c)	9,469	-	9,469	-
Total pension assets	$159,151	$125,704	$33,447	$-

(a)	Investments in common stocks are valued using unadjusted quoted prices obtained from active markets. Investments in mutual funds, which invest in common stocks, are valued using the net asset value per unit as obtained from quoted market prices for the mutual funds.
(b)	Investments in U.S. Treasury and government agency bonds and corporate and foreign bonds are valued by a pricing service which utilizes pricing models that incorporate available trade, bid, and other market information to value the fixed income securities. Investments in mutual funds, which invest in bonds, are valued using the net asset value per unit as obtained from quoted market prices for the mutual fund.
(c)	Cash is comprised of money market funds, which are valued utilizing the net asset value per unit based on the fair value of the underlying assets as determined by the fund's investment managers.

Other Post-Retirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule Of Fair Value Of Plan Assets

Asset Class:	Total	Level 1	Level 2	Level 3
Equity securities (a)
Common stocks	$11,311	$11,311	$-	$-
Mutual funds	6,190	6,190	-	-
Debt securities (b)
U.S. Treasury and government
agency bonds	4,653	-	4,653	-
Corporate and foreign bonds	4,462	-	4,462	-
Mutual funds	1,347	1,347	-	-
Cash (c)	3,095	-	3,095	-
Total other post-retirement assets	$31,058	$18,848	$12,210	$-

The fair value of the Company's other post-retirement benefit plans' assets at December 31, 2010 by asset class are as follows:

Asset Class:	Total	Level 1	Level 2	Level 3
Equity securities (a)
Common stocks	$11,424	$11,424	$-	$-
Mutual funds	6,320	6,320	-	-
Debt securities (b)
U.S. Treasury and government
agency bonds	4,751	-	4,751	-
Corporate and foreign bonds	3,972	-	3,972	-
Mutual funds	1,100	1,100		-
Cash (c)	2,106	-	2,106	-
Total other post-retirement assets	$29,673	$18,844	$10,829	$-

(a)	Investments in common stocks are valued using unadjusted quoted prices obtained from active markets. Investments in mutual funds, which invest in common stocks, are valued using the net asset value per unit as obtained from quoted market prices for the mutual funds.
(b)	Investments in U.S. Treasury and government agency bonds and corporate and foreign bonds are valued by a pricing service which utilizes pricing models that incorporate available trade, bid, and other market information to value the fixed income securities. Investments in mutual funds, which invest in bonds, are valued using the net asset value per unit as obtained from quoted market prices for the mutual fund.
(c)	Cash is comprised of money market funds, which are valued utilizing the net asset value per unit based on the fair value of the underlying assets as determined by the fund's investment managers.

Schedule Of Target Asset Allocations

	2012		Percentage of Plan
	Target		Assets at December 31,
	Allocation		2011	2010
Asset Class:
Equity securities	50 to	75%	56%	60%
Debt securities	25 to	50%	34%	33%
Cash	0%		10%	7%
Total	100%		100%	100%